Additional Financial Information - Schdule of Receivables Transferred Under Individual Agreements or Purchases (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Carrying value of receivables transferred and derecognized					$ 512.3	$ 400.5	$ 285.0
Net cash proceeds received					491.9	383.0	278.3
Loss recorded related to transfers of receivables					20.4	17.5	6.7
Individual Monetization Agreements | Trade Accounts Receivable
Accumulated Other Comprehensive Income (Loss) [Line Items]
Carrying value of receivables transferred and derecognized	$ 186.4	$ 196.2	$ 293.8	$ 300.5
Net cash proceeds received	181.7	187.3	285.8	288.9
Loss recorded related to transfers of receivables	$ 4.7	$ 8.9	8.0	11.6
Starz Business of Lions Gate Entertainment Corp
Accumulated Other Comprehensive Income (Loss) [Line Items]
Carrying value of receivables transferred and derecognized			411.5	545.7	987.1	1,190.1	1,288.5
Net cash proceeds received from Lionsgate			0.0	85.6	85.5	183.7	172.9
Loss recorded related to transfers of receivables			3.7	4.1	7.5	6.7	2.7
Starz Business of Lions Gate Entertainment Corp | Individual Monetization Agreements
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net cash proceeds received			$ 407.8	$ 456.0	$ 894.0	$ 999.7	$ 1,112.9